FAIR VALUE DISCLOSURES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair value disclosure
Derivative instruments	$ (1,685,118)	$ 2,263,041
Transfers of financial instruments between level 1 and level 2	0
Fair Value
Fair value disclosure
Cash Equivalents	117,403,824	196,117,766
Investments in Non-Consolidated LLCs	99,262,759	157,474,126
Total investments	214,981,465	355,854,933
Fair Value | Futures
Fair value disclosure
Derivative instruments	416,804	2,420,125
Fair Value | Forwards
Fair value disclosure
Derivative instruments	(2,072,428)	118,330
Fair Value | Options
Fair value disclosure
Derivative instruments	(29,494)	(275,414)
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair value disclosure
Cash Equivalents	117,403,824	196,117,766
Total investments	117,953,229	198,270,627
Quoted Prices in Active Markets for Identical Assets (Level 1) | Futures
Fair value disclosure
Derivative instruments	416,804	2,420,125
Quoted Prices in Active Markets for Identical Assets (Level 1) | Options
Fair value disclosure
Derivative instruments	132,601	(267,264)
Significant Other Observable Inputs (Level 2)
Fair value disclosure
Investments in Non-Consolidated LLCs	99,262,759	157,474,126
Total investments	97,028,236	157,584,306
Significant Other Observable Inputs (Level 2) | Forwards
Fair value disclosure
Derivative instruments	(2,072,428)	118,330
Significant Other Observable Inputs (Level 2) | Options
Fair value disclosure
Derivative instruments	(162,095)	(8,150)
Level 3
Fair value disclosure
Total investments	$ 0	$ 0